Long - Term Debt - Credit Facilities 5 (Details) - USD ($) $ in Thousands	6 Months Ended		10 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2017
Line of Credit Facility [Line Items]
Amount drawn down	$ 13,000	$ 0
Repayment of long term debt, first year	64,088
Repayment of long term debt, second year	330,033
Outstanding amount	$ 875,631
$54.8 Million Citi Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Oct. 26, 2017
Line of credit facility maximum borrowing capacity	$ 54,800
Amount drawn down			$ 54,800
Line of Credit Facility, Expiration Date	Oct. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	3.25%
Line of Credit Facility, Frequency of Payments	at least quarterly
Minimum cash balance requirement	$ 20,000
Outstanding amount	24,800
$54.8 Million Citi Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Repayment of long term debt, first year	20,000
Repayment of long term debt, second year	$ 20,000